111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  July 2, 2025

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Active Exchange Traded Funds Trust (the “Trust”) (File Nos. 333-278691 and 811-23953) on behalf of MFS® Active Core Plus Bond ETF, MFS® Active Growth ETF, MFS® Active International ETF, MFS® Active Intermediate Muni Bond ETF, and MFS® Active Value ETF (the “Funds”)

Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 2 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on June 26, 2025.

 Please call the undersigned at (617) 954-5843 or Allison Frebowitz at (617) 954-5115 with any questions you may have.

  Sincerely,

  BRIAN E. LANGENFELD

  Brian E. Langenfeld

  Vice President and Managing Counsel